Exhibit 99.23

Client Name:
Client Project Name:	JPMMT 2016-3

Deal Loan Count:	9

Loan Level Tape Compare Upload

Loans in Report	9

Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data	Loan Status	Sample Group
3000100134	xxx	Origination Channel	Broker	Retail	Complete	JPMC SEC 2016-9
3000101370	xxx	Loan Purpose	Rate and Term Refi	Cashout Refi	Complete	JPMC SEC 2016-9
3000101370	xxx	Origination Channel	Broker	Retail	Complete	JPMC SEC 2016-9
3000101370	xxx	Representative Credit Score for Grading	762	750	Complete	JPMC SEC 2016-9
3000101449	xxx	Debt to Income Ratio (Back)	39.3700	42.1806	Complete	JPMC SEC 2016-9
3000101515	xxx	Loan Purpose	Rate and Term Refi	Cashout Refi	Complete	JPMC SEC 2016-9
3000102223	xxx	Origination Channel	Broker	Retail	Client Complete	JPMC SEC 2016-9
3000102223	xxx	Original LTV	80.00	76.68	Client Complete	JPMC SEC 2016-9
3000102223	xxx	Property Zip	00000	30327	Client Complete	JPMC SEC 2016-9
3000102223	xxx	Sales Price	xxx	xxx	Client Complete	JPMC SEC 2016-9
3000102817	xxx	Origination Channel	Broker	Retail	Complete	JPMC SEC 2016-9
3000103066	xxx	Origination Channel	Broker	Retail	Complete	JPMC SEC 2016-9
3000103234	xxx	Representative Credit Score for Grading	792	775	Complete	JPMC SEC 2016-9
3000103234	xxx	Product Type	15 Yr Fixed	30 Yr Fixed	Complete	JPMC SEC 2016-9

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